MINING INTERESTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Mining Interests [Line Items]
Balance	[1]	$ 3,191.3
Balance		3,200.4		$ 3,191.3	[1]
Gross carrying amount [member]
Mining Interests [Line Items]
Balance		1,540.2		1,459.5
Additions		728.8		689.7
Disposal of El Morro stream		(32.0)
Disposals		(17.0)		(13.6)
Decrease through classified as held for sale, property, plant and equipment	[2]	(178.5)
Impairment loss on held-for-sale assets	[2]	(48.6)
Transfers		1,219.5	[3]	23.7
Impairments		(268.4)	[4]	(6.4)
Balance		2,353.0		1,540.2
Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		734.9	[1]	541.8
Depreciation for the period		264.2		193.1
Disposals		(16.2)		(12.2)
Decrease through classified as held for sale, property, plant and equipment	[2]	(159.3)
Balance		737.3		734.9	[1]
Mining Properties Non-depletable Including Exploration and Evaluation [Member]
Mining Interests [Line Items]
Balance	[1]	1,117.1
Balance		560.9		1,117.1	[1]
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		1,117.1		1,020.9
Additions		65.8		90.2
Disposal of El Morro stream		(32.0)
Disposals		0.0		0.0
Decrease through classified as held for sale, property, plant and equipment	[2]	(9.8)
Impairment loss on held-for-sale assets	[2]	0.0
Transfers		(580.2)	[3]	6.0
Impairments		0.0	[4]	0.0
Balance		560.9		1,117.1
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		0.0	[1]	0.0
Depreciation for the period		0.0		0.0
Disposals		0.0		0.0
Decrease through classified as held for sale, property, plant and equipment	[2]	0.0
Balance		0.0		0.0	[1]
Plant & equipment [Member]
Mining Interests [Line Items]
Balance	[1]	526.4
Balance		965.7		526.4	[1]
Plant & equipment [Member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		959.1		875.8
Additions		44.5		32.6
Disposal of El Morro stream		0.0
Disposals		(17.0)		(13.6)
Decrease through classified as held for sale, property, plant and equipment	[2]	(161.4)
Impairment loss on held-for-sale assets	[2]	0.0
Transfers		554.1	[3]	64.3
Impairments		0.0	[4]	0.0
Balance		1,379.3		959.1
Plant & equipment [Member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		432.7	[1]	344.2
Depreciation for the period		102.5		100.7
Disposals		(16.2)		(12.2)
Decrease through classified as held for sale, property, plant and equipment	[2]	(105.4)
Balance		413.6		432.7	[1]
Construction in progress [member]
Mining Interests [Line Items]
Balance	[1]	741.4
Balance		57.0		741.4	[1]
Construction in progress [member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		741.4		325.5
Additions		529.7		509.9
Disposal of El Morro stream		0.0
Disposals		0.0		0.0
Decrease through classified as held for sale, property, plant and equipment	[2]	(0.3)
Impairment loss on held-for-sale assets	[2]	0.0
Transfers		(1,213.8)	[3]	(94.0)
Impairments		0.0	[4]	0.0
Balance		57.0		741.4
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		0.0	[1]	0.0
Depreciation for the period		0.0		0.0
Disposals		0.0		0.0
Decrease through classified as held for sale, property, plant and equipment	[2]	0.0
Balance		0.0		0.0	[1]
Exploration and evaluation assets [member]
Mining Interests [Line Items]
Balance	[1]	1.1
Balance		1.1		1.1	[1]
Exploration and evaluation assets [member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		1.1		7.5
Additions		0.0		0.0
Disposal of El Morro stream		0.0
Disposals		0.0		0.0
Decrease through classified as held for sale, property, plant and equipment	[2]	0.0
Impairment loss on held-for-sale assets	[2]	0.0
Transfers		0.0	[3]	0.0
Impairments		0.0	[4]	(6.4)
Balance		1.1		1.1
Exploration and evaluation assets [member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		0.0	[1]	0.0
Depreciation for the period		0.0		0.0
Disposals		0.0		0.0
Decrease through classified as held for sale, property, plant and equipment	[2]	0.0
Balance		$ 0.0		$ 0.0	[1]

[1]	Prior-year period comparatives have been revised as per note 5.
[2]	Refer to Note 16 for further information on assets and liabilities held for sale.
[3]	Effective November 1, 2017, Rainy River achieved commercial production. As a result, the Company transferred amounts capitalized to construction in progress to depletable mining properties and plant & equipment and assets capitalized as non-depletable mining properties were transferred to depletable mining properties. Additionally, on November 1, 2017, the Company transferred $20.4 million related to inventories from construction in progress to current assets.
[4]	Refer to note 11 for further information on impairment.